Note 17 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

17. Commitments and Contingencies

Contingencies

We may be named from time to time as a party to lawsuits arising in the ordinary course of business related to our sales, marketing, and the provision of our services and equipment. Litigation and contingency accruals are based on our assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If we determine that an unfavorable outcome is probable and can be reasonably assessed, we establish the necessary accruals. As of September 30, 2023 and December 31, 2022, we are not aware of any contingent liabilities that should be reflected in the Condensed Consolidated Financial Statements.

20. Commitments and Contingencies

Contingencies

We may be named from time to time as a party to lawsuits arising in the ordinary course of business related to its sales, marketing, and the provision of its services and equipment. Litigation and contingency accruals are based on our assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If we determine that an unfavorable outcome is probable and can be reasonably assessed, we establish the necessary accruals. As of December 31, 2022 and December 31, 2021, we are not aware of any contingent liabilities that should be reflected in the Consolidated Financial Statements.